Significant Agreements - Summary of Changes in Fair Value of Call Option Liability (Details) - One S.r.l $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Beginning balance	$ 2,416
Change in fair value	258
Foreign currency translation gain	(51)
Ending balance	$ 2,623